Note 23 - Business Segments (Details) - Profit and Assets for the Reportable Segments - USD ($) $ in Thousands	5 Months Ended			12 Months Ended
	May. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Interest income - external customers				$ 21,453	$ 20,613	$ 22,983
Non-interest income - external customers				7,653	7,284	7,312
Intersegment interest income				0	0	0
Intersegment non-interest income				0	0	0
Interest expense				1,507	1,211	3,289
Other non-interest expense				23,196	21,403	22,623
Income tax expense	$ 1,611	$ 4,902	$ (14,406)	1,611	4,902	(14,406)
Net income				2,956	7,379	26,670
Total assets		577,426	648,622	643,161	577,426	648,622
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Interest income - external customers				0	0	0
Non-interest income - external customers				0	0	0
Intersegment interest income				(1)	(2)	(1)
Intersegment non-interest income				(3,833)	(7,824)	(26,974)
Interest expense				(1)	(2)	(1)
Other non-interest expense				(204)	(180)	(182)
Income tax expense				0	0	0
Net income				(3,629)	(7,644)	(26,792)
Total assets		(75,192)	(89,540)	(77,152)	(75,192)	(89,540)
Home Federal Savings Bank [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest income - external customers				21,453	20,613	22,983
Non-interest income - external customers				7,653	7,284	7,312
Intersegment interest income				0	0	0
Intersegment non-interest income				204	180	182
Interest expense				937	1,213	3,290
Other non-interest expense				22,760	20,781	22,039
Income tax expense				2,148	5,438	(13,766)
Net income				3,629	7,644	26,795
Total assets		576,397	647,679	642,151	576,397	647,679
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest income - external customers				0	0	0
Non-interest income - external customers				0	0	0
Intersegment interest income				1	2	1
Intersegment non-interest income				3,629	7,644	26,792
Interest expense				571	0	0
Other non-interest expense				640	802	766
Income tax expense				(537)	(536)	(640)
Net income				2,956	7,379	26,667
Total assets		$ 76,221	$ 90,483	$ 78,162	$ 76,221	$ 90,483